Restructuring Charges - Summary of Restructuring Charges and Related Reserves (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring charge		$ 1,302
Cash payments		(769)
Balance of provision		533
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 1,272	1,272
Cash payments		(760)
Balance of provision		512
Lease Obligation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 30	30
Cash payments		(9)
Balance of provision		$ 21